Lease liability (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Lease Liability
Schedule of Operating Lease Liability

The Company has an operating lease for office space that expires in 2022. Below is a summary of the Company’s lease liability as of December 31, 2020:

Office lease

Balance, June 30, 2019	$-
Addition	319,133
Interest expense	27,062
Lease payments	(120,690)
Foreign exchange gain	(10,766)
Balance, June 30, 2020	214,739
Addition	-
Interest expense	10,038
Lease payments	(61,504)
Foreign exchange loss	(13,334)
Balance, December 31, 2020	176,607
Less: current portion	(114,783)
Long-term lease liability	$61,824

The Company has an operating lease for office space that expires in 2022. Below is a summary of the Company’s lease liability as of September 30, 2021:

Office lease
Balance, December 31, 2019	$274,981
Addition	-
Interest expense	22,156
Lease payments	(123,098)
Foreign exchange loss	2,568
Balance, December 31, 2020	176,607
Addition	-
Interest expense	10,632
Lease payments	(97,138)
Foreign exchange loss	1,434
Balance, September 30, 2021	91,535
Less: current portion	(91,535)
Long-term lease liability	$-

Schedule of Lease Obligations
	Less than 1 year	1-2 years	2-3 years	Total

Base rent	$162,048	$67,520	$-	$229,568
Additional rent	150,060	62,524	-	212,584
	$312,108	$130,044	$-	$442,152

	Less than 1 year	1-2 years	2-3 years	Total
Base rent	$108,032	$-	$-	$108,032
Additional rent	100,040	-	-	100,040
	$208,072	$-	$-	$208,072